Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Balances held with processors	$ 70,678	$ 92,971
Balances due from live events	1,361	13,983
VAT receivable	13,130	11,029
Other receivables	26,046	18,364
Total accounts receivable balance	111,215	136,347	[1]
Long-term VAT receivable	3,329	14,906
Guarantees held by regulators in relation to licenses	13,436	0
Total non-current receivable balance	$ 16,765	$ 14,906

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.